STOCK-BASED COMPENSATION	3 Months Ended
Mar. 31, 2022
Share-based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION	STOCK-BASED COMPENSATION
2020 Stock Plan

On December 29, 2020, our stockholders approved the Romeo Power, Inc. 2020 Long-Term Incentive Plan (the “2020 Plan”). The purpose of the 2020 Plan is to attract, retain, incentivize and reward top talent through stock ownership, to improve operating and financial performance and strengthen the mutuality of interest between eligible award recipients and stockholders.

The 2020 Plan provides for the grant of incentive stock options, non-qualified stock options, restricted stock awards, restricted stock unit awards (“RSU”s), stock appreciation rights, dividend equivalent rights, and performance-based stock unit awards (“PSU”s) (collectively, “stock awards”) and cash awards. Incentive stock options may be granted only to our employees, including officers, and the employees of our subsidiaries. All other stock awards and cash awards may be granted to our employees, officers, non-employee directors, and consultants and the employees and consultants of our subsidiaries and affiliates.
The aggregate number of shares of our Common Stock that may be issued pursuant to stock awards under the 2020 Plan will not exceed the sum of (x) 15,000,000 shares, plus (y) 11,290,900, the number of shares subject to outstanding awards under the 2016 Plan on the date of the Business Combination.

During three months ended March 31, 2022, we issued RSUs and PSUs under the 2020 Plan, as described further in the section titled “Restricted Stock Units and Performance-related Stock Units” below. As of March 31, 2022, there were 9,862,090 shares remaining available for issuance under the 2020 Stock Plan.

Time-based Option awards
During the three months ended March 31, 2022, we did not grant any stock options to employees and our employees exercised stock options totaling 4,396 shares for total proceeds of $7 thousand.
The following table summarizes our time-based stock option activity (dollars in thousands, except weighted average exercise prices):

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding Options, December 31, 2021	3,410,387	$4.13	4.7	$2,496
Exercised	(4,396)	1.56		8
Forfeited	(147,824)	4.77		—
Expired	(45,744)	6.04		—
Outstanding Options, March 31, 2022	3,212,423	$4.07	3.9	$—
Exercisable and vested, March 31, 2022	3,124,911	$4.12	3.8	$—

Restricted Stock Units and Performance-related Stock Units
During three months ended March 31, 2022, we granted 6,414,028 RSUs and PSUs to our employees. The RSUs granted to our employees are generally eligible to vest over three years from the commencement date, subject to continued employment on each vesting date. Primarily, one third of these shares vest on the one-year anniversary of the vesting commencement date and the remaining shares vest equally over eight quarters thereafter.

The PSUs vest after three years from the commencement date based on the achievement of the either certain predetermined performance goals or market goals, and are payable in cash or shares of our Common Stock, at our election. The market based goal is measured by the 100-trading-day average stock closing price at the end of the 2021 to 2023 performance period, and total stockholder’ return (“TSR”) of the Company relative to the TSRs of a selected public company peer group at the end of the 2022 to 2024 performance period. The performance-based goal is measured by the achievement of certain internal operations results for the first fiscal year of the respective three-year performance period commencing when the PSUs are granted. The performance-based measurements for the 2021 to 2023 performance period include backlog targets and percentage reductions in bill-of-material costs per Kilowatt-Hour for the fiscal year ended December 31, 2021. The performance-based measurements for the 2022 to 2024 performance period include revenue targets and percentage of first-pass manufacturing yield of certain battery modules we manufacture for the fiscal year ending December 31, 2022. The actual number of shares to be issued for the PSUs will be the higher of the market-based vesting percentage or the performance-based vesting percentage, subject to a market-based limitation, and can range from 0% to 200% of the target number of shares set at the time of grant. For the period ended on December 31, 2021, the market-based valuation exceeded the performance based results. Stock-based compensation expense for the PSUs is recognized on a straight-line basis over the service period based upon the value determined using the Monte Carlo valuation method for the market goal plus an incremental value, if any, determined by expected achievement of the performance-based goals. The Monte Carlo valuation method incorporates stock price correlation and other variables over the time horizons matching the performance periods. For the performance goals measured by revenue targets and percentage of first-pass manufacturing yield of certain battery modules, management will review and assess the achievement of the performance-based goals quarterly through the performance assessment period ending December 31, 2022.
The grant date fair value of the PSUs granted on February 18, 2022 derived from the Monte Carlo simulation, was based, in part, on the following assumptions:

Fair Value Assumptions:
Grant date stock price	$2.05
Risk-free interest rate	1.67%
Simulation term (in years)	3.0
Expected volatility	63.1%
Dividend yield	0%
Grant date fair value per share	$3.27
The following table summarizes our RSU and PSU activity during the three months ended March 31, 2022 (dollars in thousands, except weighted average fair values):

	Shares	Weighted Average Fair Value
Outstanding at December 31, 2021	3,824,397	$6.64
Granted	6,414,028	$2.51
Vested	(75,633)	$9.23
Forfeited	(1,285,687)	$7.57
Outstanding at March 31, 2022	8,877,105	$3.50

The fair value of all RSUs and PSUs granted during the three months ended March 31, 2022 was $16.1 million.

Stock-based compensation expense

During the three months ended March 31, 2022 and 2021, we recognized a total of $0.9 million and $4.5 million, respectively, of stock-based compensation (“SBC”) expense related to the vesting of stock options, RSUs and PSUs. The SBC expense for the three months ended March 31, 2022 reflects a $2.7 million reversal of previously recognized SBC expense for unvested PSUs and RSUs forfeited due to terminations of employment.

The following table summarizes our SBC expense by line item in the condensed consolidated statements of operations and comprehensive (loss) income (in thousands):

	Three Months Ended March 31,
	2022		2021
Cost of revenues	$220		$121
Research and development	765		61
Selling, general, and administrative	(122)	(1)	4,274
Total	$863	(1)	$4,456
(1) Amount includes $2.7 million of PSU and RSU forfeitures primarily related to two terminated executive officers.

The following table summarizes our SBC expense by award type for the three months ended March 31, 2022 and 2021 (in thousands):

	Three Months Ended March 31,
	2022		2021
Options	$82		$4,456
Restricted awards (RSUs and PSUs)	781	(1)	—
Total	$863	(1)	$4,456
(1) Amount includes $2.7 million of PSU and RSU forfeitures primarily related to two terminated executive officers.
As of March 31, 2022, the unrecognized SBC expense and the weighted average period over which this SBC expense is expected to be recognized is summarized as follows (dollar in thousands):

	March 31, 2022	Weighted Average Recognition Period
Options	$123	0.46
Restricted awards (RSUs and PSUs)	27,419	2.48
Total	$27,542